Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories

Note 9 — Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Finished goods – holographic accessories	1,494,770	-	-
Finished goods – semiconductors	909,048	-	-
Total inventories	2,403,818	-	-

Inventory impairment amounted to RMB 8,116,218, nil and nil for the year ended December 31, 2021, 2022 and 2023, respectively, which was mainly for obsolescent inventory for semiconductor accessories.